Share Capital - Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 alternative_energy_credit shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | shares	2,781,074	4,202,389	4,641,763
Weighted Exercise Price (in dollars per share)	$ 11.44	$ 8.98	$ 7.91
$9.01 to $10.00 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	1,083,105
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	1,083,105
Weighted average remaining contractual life of outstanding share options	11 months 26 days
$9.01 to $10.00 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 9.01
$9.01 to $10.00 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 10.00
$10.01 to $20.00 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	1,117,823
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	468,737
Weighted average remaining contractual life of outstanding share options	3 years 10 months 2 days
$10.01 to $20.00 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 10.01
$10.01 to $20.00 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 20.00
$20.01 to $24.45 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	580,146
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	529,029
Weighted average remaining contractual life of outstanding share options	2 years 1 month 2 days
$20.01 to $24.45 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 20.01
$20.01 to $24.45 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 24.45
$15.49 CAD ($11.44 USD)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	2,781,074
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	2,080,871
Weighted average remaining contractual life of outstanding share options	1 year 10 months 28 days
$15.49 CAD ($11.44 USD) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 15.49
$15.49 CAD ($11.44 USD) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share)	$ 11.44